TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD. - Transactions with Tianjin Zhonghuan Semiconductor Co., Ltd and its affiliates (Details) $ in Thousands		1 Months Ended		12 Months Ended
		Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Jan. 03, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 29, 2019 USD ($)	Oct. 01, 2021	Apr. 30, 2018	Feb. 28, 2017
Related Party Transaction [Line Items]
Proceeds from sale of unconsolidated investee				$ 0	$ 3,220			$ 0
Payments to acquire additional interest in subsidiaries				0	30,000			0
Gain on disposal				2,975	0			$ 0
Advances to suppliers				51,800	92,900
Advances to supplier utilized	[1]			51,045	43,680
Advances to supplier, non-current portion	[1]			716	49,228
Silicon Wafer
Related Party Transaction [Line Items]
Advances to suppliers				2,500
Advances to supplier utilized				1,800
Advances to supplier, non-current portion				$ 700
Hohhot
Related Party Transaction [Line Items]
Proceeds from sale of unconsolidated investee					3,200	¥ 21,938,086.22
Gain on sale of investments					$ 500
Gain on disposal							$ 500
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		20.00%	20.00%	16.30%					16.30%	20.00%	20.00%
Gain on disposal				$ 3,000
Gain on disposition of stock in equity method investee, reclassified from other comprehensive income to profit and loss				$ 30
Huansheng Photovoltaic (Jiangsu) Co., Ltd. | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZS)
Related Party Transaction [Line Items]
Payments to acquire additional interest in subsidiaries		$ 41,600	¥ 270,000,000

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).